Quarterly Holdings Report
for
Fidelity Advisor® Growth Opportunities Fund
August 31, 2024
GO-NPRT3-1024
1.805740.120
Common Stocks - 96.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 20.8%
Entertainment - 6.1%
Netflix, Inc. (a)	507,200	355,725
Roku, Inc. Class A (a)	9,804,820	664,473
Sea Ltd. ADR Class A (a)	4,491,784	351,752
		1,371,950
Interactive Media & Services - 12.8%
Alphabet, Inc.:
Class A	2,245,060	366,798
Class C	5,703,680	941,735
Epic Games, Inc. (a)(b)(c)	56,200	33,720
Meta Platforms, Inc. Class A	2,618,485	1,365,042
Reddit, Inc.:
Class A	54,700	3,284
Class B (a)	793,873	47,656
Zoominfo Technologies, Inc. (a)	12,136,900	120,034
		2,878,269
Media - 0.3%
Magnite, Inc. (a)	3,560,969	49,106
The Trade Desk, Inc. Class A (a)	74,300	7,767
		56,873
Wireless Telecommunication Services - 1.6%
T-Mobile U.S., Inc.	1,843,725	366,385
TOTAL COMMUNICATION SERVICES		4,673,477
CONSUMER DISCRETIONARY - 10.8%
Automobiles - 0.0%
Neutron Holdings, Inc. (a)(b)(c)	474,927	18
Rad Power Bikes, Inc. (a)(b)(c)	382,384	80
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	449,400	589
Rivian Automotive, Inc. Class A (a)	22,700	321
Tesla, Inc. (a)	6,940	1,486
		2,494
Broadline Retail - 5.1%
Amazon.com, Inc. (a)	6,310,240	1,126,378
Lenskart Solutions Pvt Ltd. (a)(b)(c)	2,973,550	8,628
		1,135,006
Hotels, Restaurants & Leisure - 1.3%
Chipotle Mexican Grill, Inc. (a)	740,200	41,510
Domino's Pizza, Inc.	178,400	73,895
Hilton Worldwide Holdings, Inc.	405,900	89,152
Sonder Holdings, Inc.:
Stage 1 rights (a)(c)	15,489	0
Stage 2 rights (a)(c)	15,488	0
Stage 3 rights (a)(c)	15,488	0
Stage 4 rights (a)(c)	15,488	0
Stage 5:
rights (a)(c)	15,488	0
rights (a)(c)	15,488	0
Starbucks Corp.	866,300	81,926
		286,483
Specialty Retail - 3.5%
Carvana Co. Class A (a)	2,544,800	383,298
Floor & Decor Holdings, Inc. Class A (a)	1,399,400	157,349
Lowe's Companies, Inc.	940,400	233,689
Wayfair LLC Class A (a)	433,529	18,447
		792,783
Textiles, Apparel & Luxury Goods - 0.9%
Bombas LLC (b)(c)	5,086,874	11,598
Hermes International SCA	15,400	36,923
LVMH Moet Hennessy Louis Vuitton SE	205,400	152,883
		201,404
TOTAL CONSUMER DISCRETIONARY		2,418,170
CONSUMER STAPLES - 0.4%
Consumer Staples Distribution & Retail - 0.3%
BJ's Wholesale Club Holdings, Inc. (a)	982,300	78,545
Food Products - 0.0%
Bowery Farming, Inc. (a)(c)	624,050	12
Bowery Farming, Inc. warrants (a)(b)(c)	219,265	4
		16
Tobacco - 0.1%
JUUL Labs, Inc.:
Class A (a)(b)(c)(d)	19,087,368	19,373
Class B (a)(b)(c)	2,772	3
		19,376
TOTAL CONSUMER STAPLES		97,937
FINANCIALS - 4.2%
Banks - 0.2%
Starling Bank Ltd. Series D (a)(b)(c)	6,988,700	29,095
Capital Markets - 1.2%
Blue Owl Capital, Inc. Class A (e)	3,504,300	61,816
Coinbase Global, Inc. Class A (a)	627,500	115,058
LPL Financial	431,900	96,892
		273,766
Financial Services - 2.8%
Apollo Global Management, Inc.	1,021,100	118,172
Block, Inc. Class A (a)	752,000	49,692
Circle Internet Financial Ltd.:
Class E (c)	1,497,818	43,467
Class F (c)	155,650	4,517
Marqeta, Inc. Class A (a)	21,361,352	113,856
MasterCard, Inc. Class A	10,700	5,172
Rapyd Financial Network 2016 Ltd. (a)(b)(c)	340,545	15,447
Visa, Inc. Class A	1,007,661	278,487
		628,810
Insurance - 0.0%
Progressive Corp.	10,200	2,572
TOTAL FINANCIALS		934,243
HEALTH CARE - 8.1%
Biotechnology - 1.4%
AbbVie, Inc.	11,500	2,258
Alnylam Pharmaceuticals, Inc. (a)	140,835	36,996
Argenx SE ADR (a)	88,399	45,731
Ascendis Pharma A/S sponsored ADR (a)	67,662	9,368
Cytokinetics, Inc. (a)	968,700	55,293
Keros Therapeutics, Inc. (a)	277,800	12,598
Nuvalent, Inc. Class A (a)	338,976	28,857
Regeneron Pharmaceuticals, Inc. (a)	20,700	24,523
Vaxcyte, Inc. (a)	1,127,343	91,044
		306,668
Health Care Equipment & Supplies - 2.1%
Blink Health LLC Series A1 (a)(b)(c)	72,562	3,048
Boston Scientific Corp. (a)	4,701,674	384,550
TransMedics Group, Inc. (a)	515,031	86,556
		474,154
Health Care Providers & Services - 1.0%
UnitedHealth Group, Inc.	372,467	219,830
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	108,400	66,674
Pharmaceuticals - 3.3%
AstraZeneca PLC sponsored ADR	1,343,600	117,726
Eli Lilly & Co.	571,600	548,747
Merck & Co., Inc.	396,500	46,965
Novo Nordisk A/S Series B	162,200	22,531
Structure Therapeutics, Inc. ADR (a)	263,100	10,032
		746,001
TOTAL HEALTH CARE		1,813,327
INDUSTRIALS - 5.7%
Aerospace & Defense - 0.3%
Axon Enterprise, Inc. (a)	117,100	42,738
Space Exploration Technologies Corp. (a)(b)(c)	170,537	19,100
Space Exploration Technologies Corp. Class C (a)(b)(c)	35,804	4,010
		65,848
Building Products - 1.9%
Builders FirstSource, Inc. (a)	2,408,877	419,145
Commercial Services & Supplies - 0.4%
ACV Auctions, Inc. Class A (a)	4,135,147	77,369
Construction & Engineering - 0.0%
Fluor Corp. (a)	51,600	2,584
Electrical Equipment - 0.4%
Nextracker, Inc. Class A (a)	2,445,533	99,460
Ground Transportation - 2.7%
Bird Global, Inc.:
Stage 1 rights (a)(c)	4,240	0
Stage 2 rights (a)(c)	4,240	0
Stage 3 rights (a)(c)	4,240	0
Uber Technologies, Inc. (a)	8,339,981	609,903
		609,903
Machinery - 0.0%
Symbotic, Inc. (a)(e)	231,900	4,452
TOTAL INDUSTRIALS		1,278,761
INFORMATION TECHNOLOGY - 46.1%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	397,600	140,504
Electronic Equipment, Instruments & Components - 1.7%
Celestica, Inc. (a)	606,800	30,898
Flex Ltd. (a)	10,919,799	354,784
		385,682
IT Services - 0.5%
MongoDB, Inc. Class A (a)	382,500	111,227
Semiconductors & Semiconductor Equipment - 24.5%
Advanced Micro Devices, Inc. (a)	1,499,300	222,736
Analog Devices, Inc.	9,400	2,207
Applied Materials, Inc.	335,301	66,141
Arm Holdings Ltd. ADR	2,000	266
Astera Labs, Inc.	195,173	8,404
Broadcom, Inc.	4,137,200	673,619
First Solar, Inc. (a)	676,068	153,718
Marvell Technology, Inc.	4,290,530	327,110
Micron Technology, Inc.	819,700	78,888
NVIDIA Corp.	24,389,220	2,911,344
NXP Semiconductors NV	1,428,767	366,279
ON Semiconductor Corp. (a)	4,291,061	334,145
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,024,100	347,538
Xsight Labs Ltd. warrants 1/11/34 (a)(b)(c)	54,999	114
		5,492,509
Software - 12.4%
Cadence Design Systems, Inc. (a)	12,800	3,442
Convoy, Inc. warrants (a)(b)(c)	68,035	0
CoreWeave, Inc. Class A (c)	10,181	7,740
Datadog, Inc. Class A (a)	842,600	97,961
HubSpot, Inc. (a)	93,849	46,837
Intapp, Inc. (a)	2,433,469	112,426
Microsoft Corp.	4,861,615	2,027,974
Onestream, Inc.	28,700	890
Oracle Corp.	1,640,400	231,772
Pine Labs Private Ltd. (a)(b)(c)	16,636	5,936
Salesforce, Inc.	41,838	10,581
SAP SE	436,400	95,765
ServiceNow, Inc. (a)	162,058	138,560
Stripe, Inc. Class B (a)(b)(c)	73,500	2,022
Synopsys, Inc. (a)	13,700	7,118
		2,789,024
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	5,389,360	1,234,163
Dell Technologies, Inc. Class C	1,809,800	209,104
Western Digital Corp. (a)	29,000	1,902
		1,445,169
TOTAL INFORMATION TECHNOLOGY		10,364,115
UTILITIES - 0.8%
Electric Utilities - 0.8%
Constellation Energy Corp.	916,200	180,217
TOTAL COMMON STOCKS (Cost $10,840,434)		21,760,247

Convertible Preferred Stocks - 2.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	116,411	25,809
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(b)(c)	6,477,300	242
Rad Power Bikes, Inc.:
Series A (a)(b)(c)	49,852	10
Series C (a)(b)(c)	196,163	80
Series D (a)(b)(c)	415,700	254
Waymo LLC Series A2 (a)(b)(c)	47,838	3,064
		3,650
Broadline Retail - 0.1%
Meesho:
Series D2 (b)(c)	66,304	3,694
Series E (b)(c)	11,045	615
Series E1 (b)(c)	17,820	993
Series F (a)(b)(c)	254,051	14,402
		19,704
TOTAL CONSUMER DISCRETIONARY		23,354
CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc. Series G (a)(b)(c)	70,400	1,975
Tobacco - 0.0%
JUUL Labs, Inc.:
Series C (a)(b)(c)	566,439	575
Series D (a)(b)(c)	3,671	4
		579
TOTAL CONSUMER STAPLES		2,554
FINANCIALS - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings, Inc.:
Series C1 (b)(c)	63,679	4,732
Series D1 (b)(c)	34,400	2,714
		7,446
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC:
Series C (a)(b)(c)	234,164	9,835
Series D (b)(c)	50,268	2,111
		11,946
Health Care Providers & Services - 0.0%
Thriveworks TopCo LLC Series B (a)(b)(c)(f)	764,320	6,864
Health Care Technology - 0.0%
Aledade, Inc. Series E1 (a)(b)(c)	153,312	6,067
TOTAL HEALTH CARE		24,877
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.5%
Anduril Industries, Inc. Series F (b)(c)	556,061	12,087
Relativity Space, Inc. Series E (a)(b)(c)	1,068,417	22,853
Space Exploration Technologies Corp.:
Series D (b)(c)	3,951	4,425
Series I (a)(b)(c)	16,438	18,411
Series N (a)(b)(c)	51,400	57,568
		115,344
Air Freight & Logistics - 0.1%
Zipline International, Inc. Series G (b)(c)	191,430	8,030
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series A (a)(b)(c)	441,839	48,660
TOTAL INDUSTRIALS		172,034
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment, Instruments & Components - 0.1%
CelLink Corp. Series D (a)(b)(c)	380,829	2,593
Enevate Corp. Series E (a)(b)(c)	7,873,996	4,724
VAST Data Ltd.:
Series A (b)(c)	54,250	985
Series A1 (b)(c)	133,528	2,425
Series A2 (b)(c)	153,600	2,789
Series B (b)(c)	122,222	2,220
Series C (b)(c)	3,563	65
Series E (b)(c)	116,791	2,121
		17,922
IT Services - 0.0%
Gupshup, Inc. (a)(b)(c)	509,400	4,355
Yanka Industries, Inc.:
Series E (a)(b)(c)	341,047	1,245
Series F (a)(b)(c)	380,955	2,236
		7,836
Semiconductors & Semiconductor Equipment - 0.0%
Sima Technologies, Inc.:
Series B (a)(b)(c)	1,198,500	7,814
Series B1 (a)(b)(c)	171,099	1,295
Xsight Labs Ltd.:
Series D (a)(b)(c)	501,100	2,796
Series D1 (b)(c)	183,329	1,459
		13,364
Software - 0.7%
Anthropic PBC Series D (b)(c)	66,894	2,007
Bolt Technology OU Series E (a)(b)(c)	290,611	44,977
Convoy, Inc. Series D (a)(b)(c)	1,038,289	0
CoreWeave, Inc. Series C (b)(c)	653	525
Databricks, Inc.:
Series G (a)(b)(c)	181,200	13,501
Series H (a)(b)(c)	32,352	2,411
Series I (b)(c)	2,463	184
Lyte AI, Inc. Series B (b)(c)	290,100	3,680
Moloco, Inc. Series A (a)(b)(c)	265,144	15,172
Mountain Digital, Inc. Series D (a)(b)(c)	896,466	13,348
Pine Labs Private Ltd.:
Series 1 (a)(b)(c)	39,764	14,189
Series A (a)(b)(c)	9,936	3,545
Series B (a)(b)(c)	10,808	3,857
Series B2 (a)(b)(c)	8,745	3,120
Series C (a)(b)(c)	16,265	5,804
Series C1 (a)(b)(c)	3,427	1,223
Series D (a)(b)(c)	3,667	1,308
Skyryse, Inc. Series B (a)(b)(c)	244,100	5,194
Stripe, Inc. Series H (a)(b)(c)	165,183	4,544
xAI Corp. Series B (b)(c)	1,044,317	12,500
		151,089
TOTAL INFORMATION TECHNOLOGY		190,211
MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	674,317	18,611
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $497,127)		464,896

Convertible Bonds - 0.1%
	Principal Amount (g) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 5/22/27 (b)(c)	843	1,336
4% 6/12/27 (b)(c)	232	367
6.5% 10/29/26 (b)(c)(h)	13,810	14,514
		16,217
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Convoy, Inc. 15% 9/30/26 (b)(c)	453	0
TOTAL CONVERTIBLE BONDS (Cost $15,338)		16,217

Preferred Securities - 0.0%
	Principal Amount (g) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (b)(c)	449	589
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 6% (b)(c)(i)	409	412
Semiconductors & Semiconductor Equipment - 0.0%
Sima Technologies, Inc. 10% 12/31/27 (b)(c)	1,274	1,284
TOTAL INFORMATION TECHNOLOGY		1,696
TOTAL PREFERRED SECURITIES (Cost $2,132)		2,285

Money Market Funds - 0.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (j)	123,415,807	123,440
Fidelity Securities Lending Cash Central Fund 5.39% (j)(k)	4,630,643	4,631
TOTAL MONEY MARKET FUNDS (Cost $128,071)		128,071

Equity Funds - 0.7%
	Shares	Value ($) (000s)
Domestic Equity Funds - 0.7%
iShares Russell 1000 Growth ETF (Cost $153,094)	431,900	157,842

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $11,636,196)	22,529,558
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(67,268)
NET ASSETS - 100.0%	22,462,290

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $636,183,000 or 2.8% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Aledade, Inc. Series E1	5/20/22	7,637

Anduril Industries, Inc. Series F	8/07/24	12,087

Anthropic PBC Series D	5/31/24	2,007

Beta Technologies, Inc. Series A	4/09/21	32,374

Blink Health LLC Series A1	12/30/20 - 6/17/24	2,072

Blink Health LLC Series C	11/07/19 - 7/14/21	8,939

Blink Health LLC Series D	6/17/24 - 6/25/24	2,112

Bolt Technology OU Series E	1/03/22	75,500

Bombas LLC	2/16/21 - 11/12/21	24,316

Bowery Farming, Inc. warrants	10/25/23	0

ByteDance Ltd. Series E1	11/18/20	12,756

CelLink Corp. Series D	1/20/22	7,930

Convoy, Inc. Series D	10/30/19	14,058

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	453

CoreWeave, Inc. Series C	5/17/24	509

Databricks, Inc. Series G	2/01/21	10,713

Databricks, Inc. Series H	8/31/21	2,377

Databricks, Inc. Series I	9/14/23	181

Diamond Foundry, Inc. Series C	3/15/21	16,184

Enevate Corp. Series E	1/29/21	8,730

Enevate Corp. 6%	11/02/23	409

Epic Games, Inc.	7/13/20 - 3/29/21	45,615

GoBrands, Inc. Series G	3/02/21	17,580

Gupshup, Inc.	6/08/21	11,648

JUUL Labs, Inc. Class A	2/23/24	19,373

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15	0

JUUL Labs, Inc. Series D	6/25/18	0

Lenskart Solutions Pvt Ltd.	4/30/24	8,195

Lyte AI, Inc. Series B	8/13/24	3,680

Meesho Series D2	7/15/24	3,713

Meesho Series E	7/15/24	619

Meesho Series E1	4/18/24	998

Meesho Series F	9/21/21 - 7/15/24	19,267

Moloco, Inc. Series A	6/26/23	15,909

Mountain Digital, Inc. Series D	11/05/21	20,588

Neutron Holdings, Inc.	2/04/21	5

Neutron Holdings, Inc. Series 1C	7/03/18	1,184

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	843

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	232

Neutron Holdings, Inc. 6.5% 10/29/26	10/29/21 - 4/29/24	13,811

Pine Labs Private Ltd.	6/30/21	6,203

Pine Labs Private Ltd. Series 1	6/30/21	14,826

Pine Labs Private Ltd. Series A	6/30/21	3,705

Pine Labs Private Ltd. Series B	6/30/21	4,030

Pine Labs Private Ltd. Series B2	6/30/21	3,261

Pine Labs Private Ltd. Series C	6/30/21	6,065

Pine Labs Private Ltd. Series C1	6/30/21	1,278

Pine Labs Private Ltd. Series D	6/30/21	1,367

Rad Power Bikes, Inc.	1/21/21	1,845

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	240

Rad Power Bikes, Inc. Series C	1/21/21	946

Rad Power Bikes, Inc. Series D	9/17/21	3,984

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	449

Rapyd Financial Network 2016 Ltd.	3/30/21	25,000

Relativity Space, Inc. Series E	5/27/21	24,397

Sima Technologies, Inc. Series B	5/10/21	6,145

Sima Technologies, Inc. Series B1	4/25/22 - 10/17/22	1,213

Sima Technologies, Inc. 10% 12/31/27	4/08/24 - 7/05/24	1,274

Skyryse, Inc. Series B	10/21/21	6,024

Space Exploration Technologies Corp.	2/16/21 - 8/30/24	12,121

Space Exploration Technologies Corp. Class C	4/02/24 - 7/01/24	3,704

Space Exploration Technologies Corp. Series D	8/30/24	4,425

Space Exploration Technologies Corp. Series I	4/05/18	2,778

Space Exploration Technologies Corp. Series N	8/04/20	13,878

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	13,359

Stripe, Inc. Class B	5/18/21	2,949

Stripe, Inc. Series H	3/15/21 - 5/25/23	6,628

Tenstorrent Holdings, Inc. Series C1	4/23/21	3,786

Tenstorrent Holdings, Inc. Series D1	7/16/24	2,712

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	22,077

VAST Data Ltd. Series A	11/28/23	597

VAST Data Ltd. Series A1	11/28/23	1,469

VAST Data Ltd. Series A2	11/28/23	1,690

VAST Data Ltd. Series B	11/28/23	1,344

VAST Data Ltd. Series C	11/28/23	39

VAST Data Ltd. Series E	11/28/23	2,569

Waymo LLC Series A2	5/08/20	4,108

xAI Corp. Series B	5/13/24	12,500

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	4,007

Xsight Labs Ltd. Series D1	1/11/24	1,466

Yanka Industries, Inc. Series E	5/15/20	4,120

Yanka Industries, Inc. Series F	4/08/21	12,144

Zipline International, Inc. Series G	6/07/24	8,030

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	33,286	2,358,310	2,268,162	1,659	6	-	123,440	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	248,823	987,245	1,231,437	291	-	-	4,631	0.0%
Total	282,109	3,345,555	3,499,599	1,950	6	-	128,071

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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